Net Loss Per Share Attributable to Common Stockholders - Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share (Detail) - shares	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Hippo Enterprises Inc And Subsidiaries [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	84,338,848	53,071,263	58,711,030	46,500,102
Redeemable Convertible Preferred Stock [Member] | Hippo Enterprises Inc And Subsidiaries [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	43,985,178	36,330,613	39,545,082	32,546,081
Common stock options outstanding | Hippo Enterprises Inc And Subsidiaries [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	9,741,833	8,141,970	8,364,323	5,687,268
Warrants to purchase common stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	9,000,000
Warrants to purchase common stock | Hippo Enterprises Inc And Subsidiaries [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	4,800,551	4,738,051	4,763,600	4,789,980
Warrants to purchase preferred stock | Hippo Enterprises Inc And Subsidiaries [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	2,494,116	2,494,116	2,494,116	1,784,876
Common stock subject to repurchase | Hippo Enterprises Inc And Subsidiaries [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	1,713,658	1,366,513	1,365,948	1,691,897
Convertible notes | Hippo Enterprises Inc And Subsidiaries [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	21,603,512	0	2,177,961	0